Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Movement in Goodwill Balance
The movement in goodwill balance is given below:

	Year ended March 31,
	2020		2021
Balance at the beginning of the year	₹	116,980	₹	131,012
Translation adjustment		9,199		(1,357)
Acquisition through business combinations* (Refer to Note 7)		4,833		9,472

Balance at the end of the year	₹	131,012	₹	139,127

*	Acquisition through business combinations for the year ended March 31, 2021 is net of ₹ (72) towards changes in the purchase price allocation of acquisitions made during the year ended March 31, 2020.

Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach
During the year ended March 31, 2021, the Company
re-organized
its IT Services segment from seven industry verticals to four Strategic Market Units (Refer to Note 34). Accordingly, goodwill has been re-allocated
to the CGUs, using a relative value approach as at March 31, 2020 and 2021 as follows:

	Year ended March 31,
CGUs	2020		2021
Americas 1	₹	63,432	₹	64,573
Americas 2		32,392		34,038
Europe		22,149		26,641
Asia Pacific Middle East Africa		13,039		13,875

	₹	131,012	₹	139,127

Summary of Movement in Intangible Assets
The movement in intangible assets is given below:

	Intangible assets
	Customer related		Marketing related		Total
Gross carrying value:
As at April 1, 2019	₹	26,924	₹	5,945	₹	32,869
Translation adjustment		1,031		382		1,413
Acquisition through business combinations (Refer to Note 7)		4,535		371		4,906

As at March 31, 2020	₹	32,490	₹	6,698	₹	39,188
Accumulated amortization/ impairment:
As at April 1, 2019	₹	15,345	₹	3,762	₹	19,107
Translation adjustment		220		226		446
Amortization and impairment *		2,333		940		3,273

As at March 31, 2020	₹	17,898	₹	4,928	₹	22,826

Net carrying value as at March 31, 2020	₹	14,592	₹	1,770	₹	16,362

Gross carrying value:
As at April 1, 2020	₹	32,490	₹	6,698	₹	39,188
Translation adjustment		(56)		(159)		(215)
Acquisition through business combinations (Refer to Note 7)		2,460		828		3,288
Deductions/Adjustments		(8,568)		(5,756)		(14,324)

As at March 31, 2021	₹	26,326	₹	1,611	₹	27,937
Accumulated amortization/ impairment:
As at April 1, 2020	₹	17,898	₹	4,928	₹	22,826
Translation adjustment		(142)		(116)		(258)
Amortization and impairment *		5,060		1,548		6,608
Deductions/Adjustments		(8,568)		(5,756)		(14,324)

As at March 31, 2021	₹	14,248	₹	604	₹	14,852

Net carrying value as at March 31, 2021	₹	12,078	₹	1,007	₹	13,085

*	includes impairment charge on certain intangible assets recognized on acquisitions, amounting to ₹ 838, ₹ Nil and ₹ 1,879 for the year ended March 31, 2019, 2020 and 2021, respectively.

*
During the year ended March 31, 2021, change in business strategy of a customer led to a significant decline in the revenue and earnings estimates, resulting in revision of recoverable value of customer-relationship intangible assets recognized on business combination. Further, the Company integrated certain brands acquired as part of a business combination, resulting in discontinuance of the acquired brands. Consequently, the Company has recognized impairment charge
₹
 1,879 for the year ended March 31, 2021 respectively, as part of amortization and impairment.

*
Due to change in our estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of
₹
 Nil,
₹
 Nil and
₹
 795 for the year ended March 31, 2019, 2020 and 2021, respectively, as part of amortization and impairment.

Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition

As at March 31, 2021, the net carrying value and the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Net carrying value		Estimated remaining amortization period
ATCO I-Tek	₹	1,920	0.33 years
Vara Infotech Private Limited		1,888	5.5 - 8.5 years
Rational Interaction, Inc.		1,799	1.92 - 5.92 years
Eximius Design, LLC		1,701	0.75 - 6.42 years
4C NV		770	0.83 - 4.42 years
IVIA Serviços de Informática Ltda		343	4.42 years
Appirio Inc.		302	0.67 years
Cellent AG		289	1.75 years
International TechneGroup Incorporated		287	3.5 years
Encore Theme Technologies Private Limited		161	2.75 - 4.75 years
Others		3,625	0.25 - 11.25 years

Total		13,085